Note 13 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	€ 2,336	€ 2,333	€ 2,282
Unrealized gains of equity instruments	44	35	38
Unrealized losses of equity instruments	(1,282)	(1,154)	(1,326)
Fair value of equity instruments	1,098	1,214	995
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,235	2,235	2,182
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	(1,274)	(1,146)	(1,309)
Fair value of equity instruments	960	1,088	873
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	102	98	100
Unrealized gains of equity instruments	44	35	38
Unrealized losses of equity instruments	(8)	(8)	(17)
Fair value of equity instruments	138	125	121
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	43	29	27
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	44	29	27
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	1	1	1
Unrealized gains of equity instruments	30	28	33
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	31	29	34
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	0	2
Unrealized gains of equity instruments	7	4	4
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	7	5	6
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	57	69	70
Unrealized gains of equity instruments	7	2	1
Unrealized losses of equity instruments	(8)	(8)	(17)
Fair value of equity instruments	56	63	54
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	31	60	62
Unrealized gains of equity instruments	71	48	44
Unrealized losses of equity instruments	(2)	(1)	(1)
Fair value of equity instruments	100	107	105
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	6	5	5
Unrealized gains of equity instruments	7	7	1
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	12	11	5
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	25	55	58
Unrealized gains of equity instruments	64	41	43
Unrealized losses of equity instruments	(2)	(1)	(1)
Fair value of equity instruments	87	95	100
Subtotal unlisted equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	0	0
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	0	0	0
Subtotal unlisted equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	1	0	0
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	1	1	1
Subtotal unlisted equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	6	3	5
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	6	3	5
Subtotal unlisted equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	19	51	52
Unrealized gains of equity instruments	64	41	43
Unrealized losses of equity instruments	(2)	(1)	(1)
Fair value of equity instruments	81	91	94
Total [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,367	2,393	2,344
Unrealized gains of equity instruments	115	83	82
Unrealized losses of equity instruments	(1,284)	(1,155)	(1,327)
Fair value of equity instruments	€ 1,198	€ 1,320	€ 1,100